Components of Expense for Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Federal: Canada
Current	$ 951	$ 203
Deferred	(1,185)	(57)
Federal Income Tax Expense (Benefit), Continuing Operations, Total	(234)	146
Provincial: Canada
Current	478	156
Deferred	(908)	(44)
State and Local Income Tax Expense (Benefit), Continuing Operations, Total	(430)	112
Foreign:
Current	1,057	200
Deferred	4,273	2,380
Foreign Income Tax Expense (Benefit), Continuing Operations, Total	5,330	2,580
Total provision	$ 4,666	$ 2,838